Annual Fund Operating Expenses	Dec. 29, 2025
Monteagle Select Value Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.70%	[1]
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.95%
Net Expenses (as a percentage of Assets)	1.48%	[2]
The Texas Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.06%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.33%	[3]
Net Expenses (as a percentage of Assets)	1.84%	[4]
Monteagle Opportunity Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.30%	[5]
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.56%
Net Expenses (as a percentage of Assets)	1.81%
Monteagle Opportunity Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.80%	[5]
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.06%
Net Expenses (as a percentage of Assets)	1.31%
Monteagle Enhanced Equity Income Fund | Inst Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.77%	[6]
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%
Net Expenses (as a percentage of Assets)	1.36%	[7]

[1]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.70% of the Fund’s average daily net assets up to $25 million, 0.615% of such assets from $25 million up to $50 million, 0.475% of such assets from $50 million up to $100 million, 0.375% of such assets over $100 million.
[2]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[3]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 1.20% of the Fund’s average daily net assets up to $10 million, 0.75% of such assets from $10 million up to $25 million, 0.65% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.35% of such assets over $100 million.
[4]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[5]	The Investor Class shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 1.30% of the Fund’s average daily net assets up to $25 million, 1.00% of such assets from $25 million up to $50 million, 0.95% of such assets from $50 million up to $100 million, and 0.90% of such assets over $100 million. The Institutional Class shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.50% of such assets from $25 million up to $50 million, 0.45% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.
[6]	The shareholders will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund’s average daily net assets up to $10 million, 0.70% of such assets from $10 million up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.45% of such assets over $100 million.
[7]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.